EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
Basic and Diluted Earnings Per Share

Basic and diluted earnings (loss) per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	For the Years Ended December 31,
	2010		2011		2012		2012
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
	RMB	RMB	RMB	RMB	RMB	RMB	US$	US$
Earnings (loss) per share—basic:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—basic	3,069	25,429	56,609	94,897	(6,487)	(10,874)	(1,041)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092

Denominator used for earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Earnings (loss) per share—basic	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)

Earnings (loss) per share—diluted:
Numerator:
Allocation of net income (loss) attributable to ordinary shareholders used in calculating earnings (loss) per ordinary share—diluted	3,069	25,429	56,598	94,878	(6,487)	(10,874)	(1,041)	(1,745)
Reallocation of net income (loss) attributable to ordinary shareholders as a result of conversion of Class B to Class A shares	25,429	—	94,878	—	(10,874)	—	(1,745)	—
Net income (loss) attributable to ordinary shareholders	28,498	25,429	151,476	94,878	(17,361)	(10,874)	(2,786)	(1,745)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic earnings (loss) per share	22,882,908	189,617,092	54,977,323	189,617,092	113,235,967	189,617,092	113,235,967	189,617,092
Conversion of Class B to Class A ordinary shares	189,617,092	—	189,617,092	—	189,617,092	—	189,617,092	—
Dilutive effect of convertible securities:
Share options	—	—	—	—	—	—	—	—
RSUs	—	—	—	—	—	—	—	—
Denominator used for earnings (loss) per share	212,500,000	189,617,092	244,594,415	189,617,092	302,853,059	189,617,092	302,853,059	189,617,092
Earnings (loss) per share—diluted	0.13	0.13	0.62	0.62	(0.06)	(0.06)	(0.01)	(0.01)